Common and preferred units - Movements (Details) - shares							9 Months Ended	12 Months Ended
	Jul. 16, 2021	Jul. 12, 2021	Jun. 21, 2021	Oct. 23, 2020	Sep. 15, 2020	Sep. 04, 2020	Sep. 30, 2021	Dec. 31, 2020
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance							18,050,941	18,028,786
Awards to non-employee directors as compensation for directors' fees	2,392	2,392	7,176	3,882	7,764	3,882
ATM program							52,603	0
Ending Balance							18,115,504	18,050,941
Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance							15,257,498	15,257,498
Awards to non-employee directors as compensation for directors' fees	0	0	0	0	0	0
ATM program							0	0
Ending Balance							15,257,498	15,257,498
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance							6,752,333	6,625,590
Awards to non-employee directors as compensation for directors' fees	0	0	0	0	0	0
ATM program							336,992	126,743
Ending Balance							7,089,325	6,752,333
Phantom Share Units (PSUs) [Member] | Common units public [Member]
Common And Subordinated Units [Line Items]
Phantom units issued								6,627
Phantom Share Units (PSUs) [Member] | Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Phantom units issued								0
Phantom Share Units (PSUs) [Member] | 8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Phantom units issued								0